PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

9.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31, 2010	As of December 31, 2011
Value-added taxes refundable	$20,386	$27,225
Advances to staff	1,054	996
Other current assets	12,066	12,115
	$33,506	$40,336